Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 94.9%
Debt Funds - 14.3%
iShares 20+ Year Treasury Bond ETF	28,772	$4,697,317
iShares 3-7 Year Treasury Bond ETF	21,252	2,839,055
iShares 7-10 Year Treasury Bond ETF	15,528	1,891,621
iShares Long-Term Corporate Bond ETF	191,468	13,481,262
iShares Short Maturity Bond ETF	132,157	6,622,387
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	158,428	8,699,281
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	37,188	2,261,402
iShares U.S. Treasury Bond ETF	575,238	16,077,902
Total Debt Funds		56,570,227
Equity Funds - 80.6%
iShares Core MSCI EAFE ETF	544,600	32,828,488
iShares Core S&P 500 ETF	385,436	129,529,622
iShares Core S&P Mid-Cap ETF	132,075	24,474,818
iShares Core S&P Small-Cap ETF	435,143	30,560,093
iShares Global Tech ETF	29,067	7,664,096
iShares MSCI EAFE Growth ETF	167,400	15,045,912
iShares MSCI USA Min Vol Factor ETF	176,081	11,221,642
iShares MSCI USA Value Factor ETF	187,959	13,867,615
iShares Trust iShares ESG Aware MSCI USA ETF	517,245	39,419,242
iShares U.S. Financial Services ETF	44,809	5,467,594
iShares, Inc. iShares ESG Aware MSCI EM ETF	199,305	7,097,251
Total Equity Funds		317,176,373
Total Exchange Traded Funds (Cost - $297,814,686)		373,746,600
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Dreyfus Government Cash Management, 0.02%(a)	10,852,798	10,852,798
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	847,082	847,082
Total Short-Term Investments (Cost - $11,699,880)		11,699,880
Total Investments - 97.9% (Cost - $309,514,566)		$385,446,480
Other Assets Less Liabilities - Net 2.1%		8,113,785
Total Net Assets - 100.0%		$393,560,265

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	192	12/18/2020	$14,442,240	$(108,770)
MSCI EAFE Future	Goldman Sachs & Co.	189	12/18/2020	17,512,740	364,815
MSCI Emerging Market Index Future	Goldman Sachs & Co.	48	12/18/2020	2,612,400	5,180
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	12	12/18/2020	2,737,740	(56,404)
S&P 500 E-Mini Future	Goldman Sachs & Co.	411	12/18/2020	68,883,600	(644,330)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	59	12/18/2020	10,949,810	(56,890)
Total Net Unrealized Depreciation on Futures Contracts					$(496,399)